Significant accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Social contribution tax rate	9.00%
Top of range
Statements [Line Items]
Applicable tax rate	30.00%
Bottom of range [member]
Statements [Line Items]
Applicable tax rate	25.00%
Placement agent fees
Statements [Line Items]
Estimated useful life in intangible assets	10 years
Computer software
Statements [Line Items]
Estimated useful life in intangible assets	5 years
Contractual Rights | P Two Brasil Private Infrastructure General Partner II Ltd
Statements [Line Items]
Estimated useful life in intangible assets	8 years
Contractual Rights | P Two Brasil Holding Ltd
Statements [Line Items]
Estimated useful life in intangible assets	12 years